Leases (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease [Abstract]
Investment in Sublease, net, Beginning Balance	$ 989	$ 1,228
Interest accretion	105	142
Payments from sublessor	(449)	(381)
Investment in Sublease, net, Ending Balance	645	989	$ 1,228
Depreciation of right-of-use assets	89	107	304
Interest expense on lease liabilities	77	140	178
Expenses relating to short term leases	412	508	449
Impairment	0	0	669
Variable lease payments	82	123	429
Total	$ 660	$ 878	$ 2,029